Restricted cash, time deposit and investment - Tabular disclosure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted cash, time deposit and investment
Restricted cash			¥ 141,952
Restricted time deposits	¥ 234,601		239,873
Restricted wealth management products			9,600
Total	234,601	$ 36,814	391,425
Restricted cash	8,973		7,254
Restricted time deposits	28,293		27,327
Total	¥ 37,266	$ 5,848	¥ 34,581